U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


           Read instructions at end of Form before preparing Form.
                            Please print or type.


1. Name and address of issuer:     Van Kampen American Capital Equity
                                     Opportunity Trust, Series 26
                                   One Parkview Plaza
                                   Oakbrook Terrace, IL  60181


2. Name of each series or class of funds for which this notice is filed:

   Van Kampen American Capital Equity Opportunity Trust, Series 26


3. Investment Company Act File Number: 811-2754

   Securities Act File Number: 33-65389


4. Last day of fiscal year for which this notice is filed: December 31, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
declaration:     [    ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

            -0-


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

            -0-


9. Number and aggregate sale price of securities sold during the fiscal year:

      174,942    $1,905,118


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      174,942    $1,905,118


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):-0-



12.      Calculation of registration fee:
(i)      Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):     $   1,905,118
                                                                                                                      -------------
(ii)     Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if
         applicable):                                                                                                 +         -0-
                                                                                                                      -------------
(iii)    Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):                    -         -0-
                                                                                                                      -------------
(iv)     Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees
         pursuant to rule 24e-2 (if applicable):                                                                      +         -0-
                                                                                                                      -------------
(v)      Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
         (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):                                           1,905,118
                                                                                                                      -------------
(vi)     Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation
         (see Instruction C.6):                                                                                       /        3300
                                                                                                                      -------------
(vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:                                                      $         577
                                                                                                                      =============
Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
-----------------------------------------------------------------------------------------------------------------------------------




13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal
and Other Procedures (17 CFR 202.3a).                [ x ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox
depository:   February 24, 1997



                        SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/ Sandra A. Waterworth
                               Sandra A. Waterworth
                               Vice President



Date: February 26, 1997

*Please print the name and title of the signing officer below the signature.


                           CHAPMAN AND CUTLER
                         111 West Monroe Street
                        Chicago, Illinois  60603


                            February 26, 1997



Van Kampen American Capital Distributors, Inc.
One Parkview Plaza
Oakbrook Terrace, Illinois  60181


   Re:  Van Kampen American Capital Equity Opportunity Trust, Series 26
                              (the "Trust")

Gentlemen:

     We have served as counsel for Van Kampen American Capital Distributors, Inc. ("Van Kampen"), as Sponsor and Depositor of the Trust in connection with the preparation, execution and delivery of a Trust Indenture and Agreement for the above-captioned series of which Van Kampen is Depositor and Bank of New York is Trustee, pursuant to which the Depositor has delivered to and deposited Securities listed in Schedule A to the Trust Indenture and Agreement with the Trustee and pursuant to which the Trustee has issued to or on the order of the Depositor a certificate or certificates representing an aggregate number of Units of fractional undivided interest in and ownership of the Trust created under said Trust Indenture and Agreement.

     In connection therewith, we have examined such pertinent records and documents and matters of law as we have deemed necessary in order to enable us to express the opinions hereinafter set forth.

     Based   upon  the  foregoing,  we  are  of  the  opinion  that   the
certificates evidencing the Units in the Trust constitute valid and binding obligations of the Trust in accordance with the terms thereof.

                                    Very truly yours,



                                    CHAPMAN AND CUTLER
MJK/cjw